Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 12 — INCOME TAXES

Cayman Islands and British Virgin Islands

The Company is incorporated in Cayman Islands and Zynergy BVI is incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current Cayman Islands law and British Virgin Islands law, respectively. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to US$255,428 (HK$2,000,000), and 16.5% on any part of assessable profits over US$255,428 (HK$2,000,000).

(a)	Significant components of the provision for income taxes are as follows

	Years Ended December 31,
	2025	2024	2023
Income tax expenses	$78,257	$148,935	$2,731
Deferred tax expenses (credit)	15,859	(4,518)	—
Total	$94,116	$144,417	$2,731

(b)	The following table provides the reconciliation of the differences between statutory and effective tax expenses for the year for the years ended December 31, 2025, 2024 and 2023.

	Years Ended December 31,
	2025	2024	2023
(Loss)/income before tax expenses	$(59,544)	$996,916	$35,427
Hong Kong profit tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(9,825)	164,491	5,845
Tax allowance at the statutory tax rates	113,474	896	—
Tax effect of income that is not taxable	(2)	(14)	—
Tax effect of expenses that are non-deductible	—	—	193
Tax effect of tax loss not recognized	873	190	188
Tax effect of two-tier tax rate	(21,166)	(21,146)	(3,114)
Tax effect of deductible temporary difference	10,762	—	(381)
Income taxes	$94,116	$144,417	$2,731
(c)	Deferred tax

The Company measures deferred tax assets and liabilities based on the difference between carrying amount of assets and liabilities and their respective tax bases at the applicable tax rate. Components of the Company’s deferred tax assets and liabilities are as follows as of December 31:

	As of December 31,
	2025	2024
Deferred tax (liabilities)/assets:
– Property, plant and equipment, net	$(11,354)	$4,539

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended December 31, 2025 and 2024. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.